SIMPLE AGREEMENTS FOR FUTURE EQUITY NOTES	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
SIMPLE AGREEMENTS FOR FUTURE EQUITY NOTES

NOTE 8 – SIMPLE AGREEMENTS FOR FUTURE EQUITY NOTES

The Company entered into Simple Agreements for Future Equity (the “SAFEs”) with certain investors, during the nine months ended September 30, 2023, by which the Company received $4.3 million of gross proceeds and a Series D Preferred Stock Purchase Agreement (the “Series D Purchase Agreement”). Under the terms of the Series D Purchase Agreement, the SAFE holders will exchange their respective SAFEs for 6,118,198 shares of Series D-1 Preferred Stock at the time when all conditions precedent to the closing of the Merger contained in the Merger Agreement, shall have been satisfied or waived and all other conditions precedent in the Series D Purchase Agreement have been satisfied or waived. In the event the Merger does not close, the SAFE holders will not have their funds returned. Additionally, under the Series D Purchase Agreement, certain investors committed to purchase, and the Company agreed to issue, 5,891,911 shares of Series D-2 Preferred Stock to such investors in exchange for $6.0 million, the closing of which will take place at the time all conditions precedent to the closing of the Merger contained in the Merger Agreement, shall have been satisfied or waived and all other conditions precedent in the Series D Purchase Agreement shall have been satisfied or waived. The SAFEs were recorded as a liability at issuance and subject to remeasurement at each reporting date, with changes in fair value recorded in other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.

On June 28, 2023, Notable entered into Simple Agreements for Future Equity (the “D-2 SAFEs”) with certain investors who committed to purchase shares of Series D-2 Preferred Stock pursuant to the Series D Purchase Agreement. The D-2 SAFEs will convert into shares of Series D-2 Preferred Stock without a discount and reduce the purchase price owed by each such investor under the Series D Purchase Agreement on a dollar-for-dollar basis. In the event the Merger does not occur, the Series D-2 SAFEs will remain outstanding. Notable received approximately $2.0 million of aggregate gross proceeds from the purchasers of the D-2 SAFEs prior to June 30, 2023.